Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Whole Earth Brands, Inc.
Entity Central Index Key	0001753706
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true